iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 2.7%
Boeing Co. (The)
(a)
........................ 1,308,947 $ 341,190,125
BWX Technologies, Inc. .................... 206,109 15,814,744
Curtiss-Wright Corp. ....................... 103,622 23,085,945
General Dynamics Corp. .................... 664,880 172,649,390
HEICO Corp. ........................... 12,026 2,151,091
HEICO Corp., Class A ...................... 21,201 3,019,870
Hexcel Corp. ............................ 229,133 16,898,559
Howmet Aerospace, Inc. .................... 1,029,729 55,728,934
Huntington Ingalls Industries, Inc. .............. 106,310 27,602,328
L3Harris Technologies, Inc. .................. 513,676 108,190,439
Mercury Systems, Inc.
(a)(b)
................... 146,490 5,357,139
Northrop Grumman Corp. ................... 366,712 171,672,556
RTX Corp. ............................. 3,907,096 328,743,057
Spirit AeroSystems Holdings, Inc., Class A
(a)
....... 259,356 8,242,334
Textron, Inc. ............................ 531,260 42,723,929
TransDigm Group, Inc. ..................... 119,564 120,950,942
Woodward, Inc. .......................... 163,303 22,230,437
1,466,251,819
a
Air Freight & Logistics  — 0.8%
CH Robinson Worldwide, Inc. ................ 70,836 6,119,522
Expeditors International of Washington, Inc.
(b)
...... 345,774 43,982,453
FedEx Corp. ............................ 629,945 159,357,187
GXO Logistics, Inc.
(a)
...................... 317,608 19,424,905
United Parcel Service, Inc., Class B ............ 1,422,515 223,662,033
452,546,100
a
Automobile Components  — 0.3%
Aptiv PLC
(a)
............................. 734,953 65,939,983
BorgWarner, Inc. ......................... 636,031 22,801,711
Gentex Corp. ........................... 635,956 20,770,323
Lear Corp. ............................. 157,295 22,211,627
Phinia , Inc. ............................. 125,295 3,795,186
QuantumScape Corp., Class A
(a)(b)
............. 923,228 6,416,435
141,935,265
a
Automobiles  — 0.6%
Ford Motor Co. .......................... 10,658,638 129,928,797
General Motors Co.
(b)
...................... 3,728,405 133,924,308
Harley-Davidson, Inc. ...................... 349,122 12,861,655
Lucid Group, Inc.
(a)(b)
....................... 2,031,045 8,550,699
Rivian Automotive, Inc., Class A
(a)(b)
............. 1,799,815 42,223,660
Thor Industries, Inc. ....................... 139,356 16,478,847
343,967,966
a
Banks  — 7.1%
Bank of America Corp. ..................... 18,722,500 630,386,575
Bank OZK ............................. 289,049 14,403,312
BOK Financial Corp. ....................... 76,385 6,542,375
Citigroup, Inc. ........................... 5,195,720 267,267,837
Citizens Financial Group, Inc. ................ 1,262,761 41,847,900
Columbia Banking System, Inc. ............... 567,846 15,150,131
Comerica, Inc. ........................... 358,105 19,985,840
Commerce Bancshares, Inc. ................. 326,645 17,446,109
Cullen/Frost Bankers, Inc. ................... 160,628 17,426,532
East West Bancorp, Inc. .................... 381,141 27,423,095
Fifth Third Bancorp ....................... 1,842,960 63,563,690
First Citizens BancShares , Inc., Class A .......... 26,246 37,242,287
First Hawaiian, Inc. ....................... 343,313 7,848,135
First Horizon Corp. ........................ 1,508,652 21,362,512
FNB Corp. ............................. 977,518 13,460,423
Huntington Bancshares, Inc. ................. 3,904,961 49,671,104
JPMorgan Chase & Co. .................... 7,842,870 1,334,072,187
Security Shares Value
a
Banks (continued)
KeyCorp ............................... 2,535,548 $ 36,511,891
M&T Bank Corp. ......................... 449,095 61,561,943
New York Community Bancorp, Inc. ............ 1,932,676 19,771,275
NU Holdings, Ltd., Class A
(a)
................. 2,000,218 16,661,816
Pinnacle Financial Partners, Inc. ............... 204,948 17,875,565
PNC Financial Services Group, Inc. (The) ........ 1,081,812 167,518,588
Popular, Inc. ............................ 191,884 15,747,920
Prosperity Bancshares, Inc. .................. 237,455 16,082,827
Regions Financial Corp. .................... 2,535,547 49,138,901
Synovus Financial Corp. .................... 395,183 14,878,640
TFS Financial Corp. ....................... 135,910 1,996,518
Truist Financial Corp. ...................... 3,602,584 133,007,401
U.S. Bancorp ........................... 4,231,309 183,131,054
Webster Financial Corp. .................... 463,950 23,550,102
Wells Fargo & Co. ........................ 9,971,285 490,786,648
Western Alliance Bancorp ................... 294,072 19,346,997
Wintrust Financial Corp. .................... 166,078 15,403,734
Zions Bancorp NA ........................ 395,828 17,364,974
3,885,436,838
a
Beverages  — 1.3%
Boston Beer Co., Inc. (The), Class A, NVS
(a)
....... 2,052 709,151
Brown-Forman Corp., Class A
(b)
............... 27,049 1,611,850
Brown-Forman Corp., Class B, NVS ............ 105,155 6,004,350
Coca-Cola Co. (The) ...................... 5,333,216 314,286,419
Constellation Brands, Inc., Class A ............. 393,663 95,168,030
Keurig Dr Pepper, Inc. ..................... 2,588,544 86,250,286
Molson Coors Beverage Co., Class B ........... 475,494 29,104,988
PepsiCo, Inc. ........................... 1,156,581 196,433,717
729,568,791
a
Biotechnology  — 1.8%
Alnylam Pharmaceuticals, Inc.
(a)
............... 66,550 12,738,336
Amgen, Inc. ............................ 464,432 133,765,705
Biogen, Inc.
(a)(b)
.......................... 391,231 101,238,846
BioMarin Pharmaceutical, Inc.
(a)(b)
.............. 447,717 43,168,873
Exact Sciences Corp.
(a)
..................... 318,148 23,536,589
Exelixis , Inc.
(a)
........................... 225,595 5,412,024
Gilead Sciences, Inc. ...................... 3,395,776 275,091,814
Incyte Corp.
(a)(b)
.......................... 133,437 8,378,509
Ionis Pharmaceuticals, Inc.
(a)(b)
................ 53,136 2,688,150
Karuna Therapeutics, Inc.
(a)
.................. 10,202 3,229,035
Mirati Therapeutics, Inc.
(a)
................... 149,304 8,771,610
Moderna , Inc.
(a)(b)
......................... 902,776 89,781,073
Regeneron Pharmaceuticals, Inc.
(a)
............. 259,536 227,947,873
Roivant Sciences, Ltd.
(a)
.................... 54,071 607,217
United Therapeutics Corp.
(a)
.................. 122,650 26,969,509
Vertex Pharmaceuticals, Inc.
(a)
................ 59,453 24,190,831
987,515,994
a
Broadline Retail  — 0.2%
eBay, Inc. .............................. 1,361,202 59,375,631
Etsy, Inc.
(a)
............................. 146,762 11,895,060
Kohl's Corp. ............................ 305,472 8,760,937
Macy's, Inc. ............................ 734,257 14,773,251
Nordstrom, Inc. .......................... 306,312 5,651,456
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.......... 115,059 8,731,828
109,188,163
a
Building Products  — 1.2%
A O Smith Corp. ......................... 293,358 24,184,433
Allegion PLC ............................ 17,729 2,246,087
Armstrong World Industries, Inc. ............... 84,224 8,280,904
AZEK Co., Inc. (The), Class A
(a)(b)
.............. 358,282 13,704,286
Builders FirstSource , Inc.
(a)
.................. 333,829 55,729,413

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Building Products (continued)
Carlisle Companies, Inc. .................... 131,360 $ 41,040,805
Carrier Global Corp. ....................... 2,262,522 129,981,889
Fortune Brands Innovations, Inc. .............. 342,914 26,109,472
Hayward Holdings, Inc.
(a)(b)
................... 356,925 4,854,180
Johnson Controls International PLC ............ 1,847,181 106,471,513
Lennox International, Inc. ................... 86,754 38,824,150
Masco Corp. ............................ 610,370 40,882,583
Owens Corning .......................... 240,385 35,632,268
Trane Technologies PLC .................... 435,964 106,331,620
634,273,603
a
Capital Markets  — 5.5%
Affiliated Managers Group, Inc. ............... 93,928 14,222,578
Bank of New York Mellon Corp. (The) ........... 2,091,299 108,852,113
BlackRock, Inc.
(c)
......................... 403,848 327,843,806
Blue Owl Capital, Inc., Class A ................ 1,058,098 15,765,660
Carlyle Group, Inc. (The) .................... 572,549 23,297,019
Cboe Global Markets, Inc. ................... 285,521 50,982,630
Charles Schwab Corp. (The) ................. 4,026,682 277,035,722
CME Group, Inc., Class A ................... 975,398 205,418,819
Coinbase Global, Inc., Class A
(a)(b)
.............. 459,971 79,998,156
Evercore , Inc., Class A ..................... 95,451 16,326,894
Franklin Resources, Inc. .................... 772,545 23,014,116
Goldman Sachs Group, Inc. (The) ............. 866,343 334,209,139
Houlihan Lokey , Inc., Class A ................. 127,140 15,245,357
Interactive Brokers Group, Inc., Class A .......... 282,873 23,450,172
Intercontinental Exchange, Inc. ............... 1,537,771 197,495,930
Invesco Ltd. ............................ 984,528 17,563,979
Janus Henderson Group PLC ................ 361,023 10,884,843
Jefferies Financial Group, Inc. ................ 494,360 19,977,088
KKR & Co., Inc. .......................... 1,358,492 112,551,062
Lazard, Inc., Class A ....................... 294,583 10,251,488
Moody's Corp. ........................... 38,143 14,897,130
Morgan Stanley .......................... 3,266,452 304,596,649
MSCI, Inc., Class A ....................... 104,265 58,977,497
Nasdaq, Inc. ............................ 927,316 53,914,152
Northern Trust Corp. ....................... 556,227 46,934,434
Raymond James Financial, Inc. ............... 513,706 57,278,219
Robinhood Markets, Inc., Class A
(a)(b)
............ 1,821,556 23,206,623
S&P Global, Inc. ......................... 799,240 352,081,205
SEI Investments Co. ....................... 272,561 17,321,252
State Street Corp. ........................ 836,601 64,803,113
Stifel Financial Corp. ...................... 270,787 18,724,921
T Rowe Price Group, Inc. ................... 598,893 64,494,787
TPG, Inc., Class A ........................ 122,829 5,302,528
Tradeweb Markets, Inc., Class A ............... 203,903 18,530,705
Virtu Financial, Inc., Class A .................. 238,984 4,841,816
XP, Inc., Class A ......................... 808,317 21,072,824
3,011,364,426
a
Chemicals  — 2.8%
Air Products and Chemicals, Inc. .............. 602,481 164,959,298
Albemarle Corp. ......................... 317,874 45,926,436
Ashland, Inc. ............................ 128,692 10,850,023
Axalta Coating Systems Ltd.
(a)
................ 537,051 18,243,622
Celanese Corp. .......................... 268,269 41,680,955
CF Industries Holdings, Inc. .................. 522,565 41,543,917
Chemours Co. (The) ....................... 404,546 12,759,381
Corteva , Inc. ............................ 1,937,260 92,833,499
Dow, Inc. .............................. 1,922,021 105,403,632
DuPont de Nemours, Inc. ................... 1,246,817 95,917,632
Eastman Chemical Co. ..................... 320,970 28,829,525
Ecolab, Inc. ............................ 149,397 29,632,895
Element Solutions, Inc. ..................... 608,865 14,089,136
FMC Corp. ............................. 290,790 18,334,309
Security Shares Value
a
Chemicals (continued)
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
....... 3,875,480 $ 6,549,561
Huntsman Corp. ......................... 464,846 11,681,580
International Flavors & Fragrances, Inc. .......... 693,272 56,134,234
Linde PLC ............................. 1,193,096 490,016,458
LyondellBasell Industries NV, Class A ........... 702,480 66,791,798
Mosaic Co. (The) ......................... 896,440 32,029,801
NewMarket Corp. ......................... 16,940 9,246,360
Olin Corp. .............................. 334,106 18,025,019
PPG Industries, Inc. ....................... 477,392 71,393,974
RPM International, Inc. ..................... 278,961 31,140,416
Sherwin-Williams Co. (The) .................. 108,102 33,717,014
Westlake Corp.
(b)
......................... 88,302 12,358,748
1,560,089,223
a
Commercial Services & Supplies  — 0.5%
Cintas Corp. ............................ 26,035 15,690,253
Clean Harbors, Inc.
(a)
...................... 138,010 24,084,125
Driven Brands Holdings, Inc.
(a)(b)
............... 174,664 2,490,709
MSA Safety, Inc. ......................... 83,536 14,103,383
RB Global, Inc.
(b)
......................... 117,852 7,883,120
Republic Services, Inc. ..................... 560,887 92,495,875
Stericycle, Inc.
(a)(b)
........................ 252,003 12,489,269
Tetra Tech, Inc. .......................... 117,869 19,675,872
Veralto Corp.
(b)
.......................... 596,066 49,032,389
Vestis Corp. ............................ 317,400 6,709,836
Waste Management, Inc. .................... 111,659 19,998,127
264,652,958
a
Communications Equipment  — 1.2%
Ciena Corp.
(a)
........................... 403,110 18,143,981
Cisco Systems, Inc. ....................... 11,017,320 556,595,006
F5, Inc.
(a)
.............................. 160,459 28,718,952
Juniper Networks, Inc. ..................... 868,922 25,615,821
Lumentum Holdings, Inc.
(a)(b)
................. 181,357 9,506,734
Motorola Solutions, Inc. .................... 36,145 11,316,638
Ubiquiti, Inc. ............................ 1,680 234,461
Viasat , Inc.
(a)(b)
........................... 317,513 8,874,488
659,006,081
a
Construction & Engineering  — 0.3%
AECOM ............................... 355,876 32,893,619
EMCOR Group, Inc. ....................... 83,151 17,913,220
MasTec , Inc.
(a)
........................... 168,675 12,772,071
MDU Resources Group, Inc. ................. 553,660 10,962,468
Quanta Services, Inc. ...................... 287,646 62,074,007
Valmont Industries, Inc. ..................... 52,756 12,319,053
WillScot Mobile Mini Holdings Corp., Class A
(a)
..... 389,386 17,327,677
166,262,115
a
Construction Materials  — 0.3%
Eagle Materials, Inc.
(b)
...................... 32,784 6,649,906
Martin Marietta Materials, Inc.
(b)
............... 167,616 83,625,299
Vulcan Materials Co. ...................... 280,578 63,694,012
153,969,217
a
Consumer Finance  — 1.0%
Ally Financial, Inc. ........................ 738,768 25,797,779
American Express Co. ..................... 1,059,106 198,412,918
Capital One Financial Corp. .................. 1,029,514 134,989,876
Credit Acceptance Corp.
(a)(b)
.................. 17,008 9,060,672
Discover Financial Services .................. 677,399 76,139,648
OneMain Holdings, Inc. ..................... 306,202 15,065,138
SLM Corp. ............................. 367,835 7,033,005
SoFi Technologies, Inc.
(a)(b)
.................. 2,546,759 25,340,252

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 1,118,439 $ 42,713,185
534,552,473
a
Consumer Staples Distribution & Retail  — 1.7%
Albertsons Companies, Inc., Class A ............ 1,040,713 23,936,399
BJ's Wholesale Club Holdings, Inc.
(a)
............ 236,942 15,794,554
Casey's General Stores, Inc. ................. 86,505 23,766,384
Dollar Tree, Inc.
(a)(b)
....................... 566,287 80,441,068
Grocery Outlet Holding Corp.
(a)(b)
............... 262,492 7,076,784
Kroger Co. (The) ......................... 1,771,932 80,995,012
Maplebear , Inc.
(a)(b)
........................ 17,552 411,945
Performance Food Group Co.
(a)
............... 221,278 15,301,374
U.S. Foods Holding Corp.
(a)
.................. 614,433 27,901,402
Walgreens Boots Alliance, Inc. ................ 1,945,108 50,786,770
Walmart, Inc. ............................ 3,878,081 611,379,470
937,791,162
a
Containers & Packaging  — 0.6%
Amcor PLC ............................. 3,910,962 37,701,674
AptarGroup, Inc. ......................... 177,511 21,943,910
Ardagh Group SA ........................ 42,326 316,598
Ardagh Metal Packaging SA ................. 26,241 100,765
Avery Dennison Corp. ...................... 147,672 29,853,372
Ball Corp. .............................. 836,411 48,110,361
Berry Global Group, Inc. .................... 325,714 21,949,866
Crown Holdings, Inc. ...................... 287,288 26,456,352
Graphic Packaging Holding Co. ............... 390,294 9,620,747
International Paper Co. ..................... 940,105 33,984,796
Packaging Corp. of America ................. 240,170 39,126,095
Sealed Air Corp. ......................... 178,258 6,509,982
Silgan Holdings, Inc. ....................... 229,289 10,375,327
Sonoco Products Co. ...................... 266,207 14,872,985
Westrock Co. ........................... 689,507 28,628,331
329,551,161
a
Distributors  — 0.2%
Genuine Parts Co. ........................ 380,828 52,744,678
LKQ Corp. ............................. 723,024 34,553,317
87,297,995
a
Diversified Consumer Services  — 0.1%
ADT, Inc. .............................. 567,255 3,868,679
Bright Horizons Family Solutions, Inc.
(a)(b)
......... 137,423 12,950,744
Grand Canyon Education, Inc.
(a)(b)
.............. 58,207 7,685,652
H&R Block, Inc. .......................... 139,265 6,736,248
Mister Car Wash, Inc.
(a)(b)
.................... 200,891 1,735,698
Service Corp. International .................. 255,940 17,519,093
50,496,114
a
Diversified REITs  — 0.1%
WP Carey, Inc. .......................... 575,495 37,297,831
a
Diversified Telecommunication Services  — 1.4%
AT&T, Inc. .............................. 19,451,417 326,394,777
Frontier Communications Parent, Inc.
(a)(b)
......... 669,509 16,965,358
Iridium Communications, Inc. ................. 21,385 880,207
Verizon Communications, Inc. ................ 11,433,787 431,053,770
775,294,112
a
Electric Utilities  — 3.1%
Alliant Energy Corp. ....................... 682,130 34,993,269
American Electric Power Co., Inc. .............. 1,399,004 113,627,105
Avangrid , Inc. ........................... 197,220 6,391,900
Constellation Energy Corp. .................. 873,600 102,115,104
Duke Energy Corp. ....................... 2,094,117 203,213,114
Edison International ....................... 1,026,375 73,375,549
Security Shares Value
a
Electric Utilities (continued)
Entergy Corp. ........................... 574,723 $ 58,156,220
Evergy , Inc. ............................. 605,640 31,614,408
Eversource Energy ....................... 946,533 58,420,017
Exelon Corp. ............................ 2,699,909 96,926,733
FirstEnergy Corp. ........................ 1,478,693 54,208,885
Hawaiian Electric Industries, Inc. .............. 294,137 4,173,804
IDACORP, Inc. .......................... 137,939 13,562,162
NextEra Energy, Inc. ...................... 5,500,073 334,074,434
NRG Energy, Inc. ......................... 617,922 31,946,567
OGE Energy Corp. ........................ 542,391 18,945,718
PG&E Corp. ............................ 5,532,268 99,746,792
Pinnacle West Capital Corp. ................. 309,096 22,205,457
PPL Corp. ............................. 2,004,082 54,310,622
Southern Co. (The) ....................... 2,960,433 207,585,562
Xcel Energy, Inc. ......................... 1,496,302 92,636,057
1,712,229,479
a
Electrical Equipment  — 1.3%
Acuity Brands, Inc.
(b)
....................... 85,508 17,514,604
AMETEK, Inc. ........................... 624,548 102,981,720
Eaton Corp. PLC ......................... 1,081,905 260,544,362
Emerson Electric Co. ...................... 1,550,363 150,896,831
Generac Holdings, Inc.
(a)
.................... 164,932 21,315,812
Hubbell, Inc. ............................ 79,015 25,990,404
nVent Electric PLC ........................ 446,171 26,364,244
Plug Power, Inc.
(a)(b)
....................... 1,437,038 6,466,671
Regal Rexnord Corp. ...................... 179,334 26,545,019
Sensata Technologies Holding PLC ............ 409,599 15,388,634
Sunrun , Inc.
(a)(b)
.......................... 572,677 11,241,649
Vertiv Holdings Co., Class A ................. 863,663 41,481,734
706,731,684
a
Electronic Equipment, Instruments & Components  — 0.8%
Amphenol Corp., Class A ................... 786,996 78,014,913
Arrow Electronics, Inc.
(a)(b)
................... 150,329 18,377,720
Avnet, Inc. ............................. 247,979 12,498,142
CDW Corp. ............................. 21,026 4,779,630
Cognex Corp. ........................... 468,217 19,543,378
Coherent Corp.
(a)(b)
........................ 354,428 15,428,251
Corning, Inc. ............................ 2,065,279 62,887,746
Crane NXT Co. .......................... 133,106 7,569,738
IPG Photonics Corp.
(a)
..................... 82,623 8,967,900
Jabil, Inc. .............................. 125,916 16,041,698
Keysight Technologies, Inc.
(a)
................. 358,467 57,028,515
Littelfuse , Inc. ........................... 65,738 17,588,859
TD SYNNEX Corp. ........................ 143,931 15,488,415
Teledyne Technologies, Inc.
(a)
................. 126,501 56,456,131
Trimble, Inc.
(a)
........................... 669,419 35,613,091
Vontier Corp. ............................ 283,516 9,795,478
Zebra Technologies Corp., Class A
(a)(b)
........... 114,287 31,238,066
467,317,671
a
Energy Equipment & Services  — 0.7%
Baker Hughes Co., Class A .................. 2,750,962 94,027,881
Halliburton Co. .......................... 1,949,240 70,465,026
NOV, Inc. .............................. 1,065,752 21,613,451
Schlumberger Ltd. ........................ 3,870,497 201,420,664
TechnipFMC PLC ........................ 1,174,932 23,663,130
411,190,152
a
Entertainment  — 1.5%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
..... 541,067 3,311,330
Electronic Arts, Inc. ....................... 734,934 100,546,320
Liberty Broadband Corp., Class C, NVS
(a)
........ 250,947 20,223,819
Liberty Media Corp.-Liberty Formula One, Series A
(a)(b)
63,943 3,707,415

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Series C,
NVS
(a)
............................... 526,442 $ 33,234,284
Liberty Media Corp.-Liberty Live, Series A
(a)(b)
...... 52,645 1,924,175
Liberty Media Corp.-Liberty Live, Series C
(a)
....... 125,639 4,697,642
Live Nation Entertainment, Inc.
(a)
.............. 329,376 30,829,594
Madison Square Garden Sports Corp., Class A
(a)
.... 51,254 9,319,515
Playtika Holding Corp.
(a)(b)
................... 19,380 168,994
Roku, Inc., Class A
(a)
...................... 292,967 26,853,355
Take-Two Interactive Software, Inc.
(a)
............ 447,751 72,065,523
Walt Disney Co. (The) ..................... 4,968,452 448,601,531
Warner Bros Discovery, Inc., Series A
(a)
.......... 5,982,930 68,085,743
823,569,240
a
Financial Services  — 4.2%
Affirm Holdings, Inc., Class A
(a)(b)
............... 614,518 30,197,414
Berkshire Hathaway, Inc., Class B
(a)
............ 4,975,285 1,774,485,148
Block, Inc., Class A
(a)(b)
..................... 924,599 71,517,733
Euronet Worldwide, Inc.
(a)
................... 65,469 6,644,449
Fidelity National Information Services, Inc. ........ 1,607,626 96,570,094
Fiserv, Inc.
(a)(b)
........................... 1,179,162 156,639,880
FleetCor Technologies, Inc.
(a)
................. 14,342 4,053,193
Global Payments, Inc. ..................... 700,198 88,925,146
Jack Henry & Associates, Inc. ................ 134,831 22,032,734
MGIC Investment Corp. .................... 747,331 14,416,015
NCR Atleos Corp.
(a)
....................... 183,989 4,469,093
PayPal Holdings, Inc.
(a)
..................... 280,407 17,219,794
Rocket Companies, Inc., Class A
(a)(b)
............ 205,404 2,974,250
UWM Holdings Corp., Class A ................ 192,163 1,373,965
Voya Financial, Inc. ....................... 267,577 19,522,418
Western Union Co. (The) ................... 521,782 6,219,641
WEX, Inc.
(a)
............................. 63,253 12,305,871
2,329,566,838
a
Food Products  — 1.7%
Archer-Daniels-Midland Co. .................. 1,450,015 104,720,083
Bunge Global SA ......................... 392,789 39,652,050
Campbell Soup Co. ....................... 518,519 22,415,576
Conagra Brands, Inc. ...................... 1,290,856 36,995,933
Darling Ingredients, Inc.
(a)(b)
.................. 433,588 21,610,026
Flowers Foods, Inc. ....................... 514,485 11,581,057
Freshpet , Inc.
(a)
.......................... 85,182 7,390,390
General Mills, Inc. ........................ 1,578,997 102,855,865
Hershey Co. (The) ........................ 105,628 19,693,284
Hormel Foods Corp. ....................... 788,038 25,303,900
Ingredion, Inc. ........................... 179,051 19,432,405
J M Smucker Co. (The) ..................... 278,737 35,226,782
Kellanova
(b)
............................. 707,098 39,533,849
Kraft Heinz Co. (The) ...................... 2,181,555 80,673,904
Lamb Weston Holdings, Inc. ................. 21,806 2,357,011
McCormick & Co., Inc., NVS ................. 682,287 46,682,077
Mondelez International, Inc., Class A ............ 3,694,600 267,599,878
Pilgrim's Pride Corp.
(a)(b)
.................... 110,310 3,051,175
Post Holdings, Inc.
(a)
....................... 139,447 12,279,703
Seaboard Corp. .......................... 579 2,067,088
Tyson Foods, Inc., Class A .................. 754,330 40,545,237
WK Kellogg Co .......................... 175,530 2,306,464
943,973,737
a
Gas Utilities  — 0.1%
Atmos Energy Corp. ....................... 402,098 46,603,158
National Fuel Gas Co. ..................... 242,122 12,147,261
UGI Corp. .............................. 568,363 13,981,730
72,732,149
a
Security Shares Value
a
Ground Transportation  — 1.3%
Avis Budget Group, Inc. .................... 35,451 $ 6,284,044
CSX Corp. ............................. 4,765,457 165,218,394
Hertz Global Holdings, Inc.
(a)(b)
................ 360,923 3,749,990
JB Hunt Transport Services, Inc. .............. 179,598 35,872,905
Knight-Swift Transportation Holdings, Inc., Class A .. 423,412 24,409,702
Landstar System, Inc. ...................... 19,590 3,793,604
Norfolk Southern Corp. ..................... 617,171 145,886,881
Old Dominion Freight Line, Inc. ............... 18,799 7,619,799
Ryder System, Inc. ........................ 118,699 13,657,507
Saia, Inc.
(a)(b)
............................ 64,175 28,122,768
Schneider National, Inc., Class B .............. 147,773 3,760,823
U-Haul Holding Co.
(a)
...................... 14,795 1,062,281
U-Haul Holding Co., Series N, NVS
(b)
........... 167,776 11,818,141
Union Pacific Corp. ....................... 947,292 232,673,861
XPO, Inc.
(a)
............................. 309,265 27,088,521
711,019,221
a
Health Care Equipment & Supplies  — 3.4%
Abbott Laboratories ....................... 4,406,931 485,070,895
Baxter International, Inc. .................... 1,372,603 53,064,832
Becton Dickinson & Co. .................... 786,759 191,835,447
Boston Scientific Corp.
(a)
.................... 3,973,682 229,718,556
Cooper Companies, Inc. (The) ................ 131,901 49,916,615
Dentsply Sirona, Inc. ...................... 572,887 20,389,048
Enovis Corp.
(a)(b)
.......................... 145,223 8,135,393
Envista Holdings Corp.
(a)
.................... 445,474 10,718,105
GE HealthCare Technologies, Inc.
(b)
............ 978,420 75,651,434
Globus Medical, Inc., Class A
(a)
............... 231,898 12,357,844
Hologic , Inc.
(a)
........................... 659,638 47,131,135
ICU Medical, Inc.
(a)
........................ 54,247 5,410,596
Integra LifeSciences Holdings Corp.
(a)
........... 185,037 8,058,361
Medtronic PLC .......................... 3,608,716 297,286,024
QuidelOrtho Corp.
(a)
....................... 146,653 10,808,326
STERIS PLC ............................ 269,300 59,205,605
Stryker Corp. ........................... 719,986 215,607,008
Tandem Diabetes Care, Inc.
(a)(b)
............... 149,521 4,422,831
Teleflex, Inc.
(b)
........................... 127,917 31,894,825
Zimmer Biomet Holdings, Inc. ................ 570,204 69,393,827
1,886,076,707
a
Health Care Providers & Services  — 3.0%
Acadia Healthcare Co., Inc.
(a)(b)
................ 243,577 18,940,547
agilon health, Inc.
(a)(b)
...................... 92,015 1,154,788
Amedisys , Inc.
(a)
......................... 88,169 8,381,345
Cardinal Health, Inc. ....................... 326,717 32,933,074
Centene Corp.
(a)
......................... 1,449,444 107,563,239
Chemed Corp. ........................... 11,331 6,625,802
Cigna Group (The) ........................ 734,504 219,947,223
CVS Health Corp. ........................ 3,478,918 274,695,365
Elevance Health, Inc. ...................... 558,401 263,319,576
Encompass Health Corp. ................... 250,278 16,698,548
HCA Healthcare, Inc. ...................... 428,426 115,966,350
Henry Schein, Inc.
(a)(b)
...................... 354,725 26,856,230
Humana, Inc. ........................... 192,075 87,933,856
Laboratory Corp. of America Holdings ........... 230,176 52,316,703
McKesson Corp. ......................... 227,972 105,546,477
Molina Healthcare, Inc.
(a)(b)
................... 71,480 25,826,439
Premier, Inc., Class A ...................... 328,139 7,337,188
Quest Diagnostics, Inc. ..................... 304,030 41,919,656
R1 RCM, Inc.
(a)
.......................... 410,462 4,338,583
Tenet Healthcare Corp.
(a)
.................... 273,589 20,675,121
UnitedHealth Group, Inc. .................... 401,565 211,411,925
Universal Health Services, Inc., Class B ......... 162,766 24,812,049
1,675,200,084
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care REITs  — 0.5%
Healthcare Realty Trust, Inc., Class A ........... 1,031,115 $ 17,766,111
Healthpeak Properties, Inc. .................. 1,489,351 29,489,150
Medical Properties Trust, Inc. ................. 1,613,082 7,920,233
Omega Healthcare Investors, Inc. .............. 667,966 20,479,838
Ventas, Inc. ............................ 1,084,750 54,063,940
Welltower , Inc. ........................... 1,458,054 131,472,729
261,192,001
a
Health Care Technology  — 0.0%
Certara , Inc.
(a)(b)
.......................... 204,569 3,598,369
Doximity , Inc., Class A
(a)(b)
................... 188,665 5,290,166
Teladoc Health, Inc.
(a)(b)
..................... 450,292 9,703,793
18,592,328
a
Hotel & Resort REITs  — 0.1%
Host Hotels & Resorts, Inc. .................. 1,919,200 37,366,824
Park Hotels & Resorts, Inc. .................. 589,346 9,016,994
46,383,818
a
Hotels, Restaurants & Leisure  — 1.5%
Aramark ............................... 634,643 17,833,468
Boyd Gaming Corp. ....................... 195,733 12,254,843
Caesars Entertainment, Inc.
(a)
................ 330,821 15,508,888
Carnival Corp.
(a)
.......................... 2,697,902 50,019,103
Cava Group, Inc.
(a)(b)
....................... 9,776 420,173
Darden Restaurants, Inc. ................... 174,132 28,609,888
DoorDash , Inc., Class A
(a)(b)
.................. 181,285 17,927,274
Expedia Group, Inc.
(a)
...................... 100,602 15,270,378
Hilton Worldwide Holdings, Inc. ............... 366,688 66,770,218
Hyatt Hotels Corp., Class A .................. 120,191 15,674,108
Las Vegas Sands Corp. .................... 68,214 3,356,811
Marriott Vacations Worldwide Corp. ............. 97,521 8,278,558
McDonald's Corp. ........................ 1,163,129 344,879,380
MGM Resorts International
(a)
................. 765,882 34,219,608
Norwegian Cruise Line Holdings Ltd.
(a)(b)
......... 870,308 17,440,972
Penn Entertainment, Inc.
(a)(b)
................. 406,067 10,565,863
Planet Fitness, Inc., Class A
(a)
................ 122,724 8,958,852
Royal Caribbean Cruises Ltd.
(a)
............... 445,542 57,693,234
Travel + Leisure Co. ....................... 103,927 4,062,506
Vail Resorts, Inc. ......................... 92,377 19,719,718
Wyndham Hotels & Resorts, Inc. .............. 204,784 16,466,681
Wynn Resorts Ltd. ........................ 266,287 24,261,409
Yum! Brands, Inc. ........................ 93,593 12,228,861
802,420,794
a
Household Durables  — 1.0%
DR Horton, Inc. .......................... 844,994 128,422,188
Garmin Ltd. ............................. 417,150 53,620,461
Leggett & Platt, Inc. ....................... 364,145 9,529,675
Lennar Corp., Class A ...................... 665,734 99,220,995
Lennar Corp., Class B
(b)
.................... 36,162 4,847,516
Mohawk Industries, Inc.
(a)
................... 143,914 14,895,099
Newell Brands, Inc. ....................... 1,028,677 8,928,916
NVR, Inc.
(a)
............................. 7,307 51,152,288
PulteGroup, Inc. ......................... 581,613 60,034,094
Tempur Sealy International, Inc. ............... 361,374 18,419,233
Toll Brothers, Inc. ......................... 290,869 29,898,425
TopBuild Corp.
(a)
......................... 80,386 30,085,264
Whirlpool Corp. .......................... 145,138 17,673,454
526,727,608
a
Household Products  — 1.8%
Church & Dwight Co., Inc. ................... 70,408 6,657,780
Colgate-Palmolive Co. ..................... 2,229,476 177,711,532
Kimberly-Clark Corp. ...................... 55,069 6,691,434
Procter & Gamble Co. (The) ................. 5,193,905 761,114,839
Security Shares Value
a
Household Products (continued)
Reynolds Consumer Products, Inc. ............. 146,588 $ 3,934,422
Spectrum Brands Holdings, Inc. ............... 95,328 7,604,315
963,714,322
a
Independent Power and Renewable Electricity Producers  — 0.1%
AES Corp. (The) ......................... 707,162 13,612,869
Brookfield Renewable Corp., Class A ........... 361,751 10,414,811
Clearway Energy, Inc., Class A ................ 92,699 2,371,240
Clearway Energy, Inc., Class C ............... 215,292 5,905,460
Vistra Corp. ............................ 699,181 26,932,452
59,236,832
a
Industrial Conglomerates  — 1.6%
3M Co. ................................ 1,493,679 163,288,988
General Electric Co. ....................... 2,945,506 375,934,931
Honeywell International, Inc. ................. 1,575,556 330,409,849
869,633,768
a
Industrial REITs  — 0.8%
Americold Realty Trust, Inc. .................. 738,884 22,366,019
EastGroup Properties, Inc. .................. 124,868 22,918,273
First Industrial Realty Trust, Inc. ............... 358,251 18,869,080
Prologis, Inc. ............................ 2,506,471 334,112,584
Rexford Industrial Realty, Inc. ................ 570,966 32,031,192
STAG Industrial, Inc. ...................... 496,073 19,475,826
449,772,974
a
Insurance  — 3.9%
Aflac, Inc. .............................. 1,602,449 132,202,042
Allstate Corp. (The) ....................... 712,247 99,700,335
American Financial Group, Inc. ............... 198,973 23,655,900
American International Group, Inc. ............. 1,933,381 130,986,563
Aon PLC, Class A ........................ 538,387 156,681,385
Arch Capital Group Ltd.
(a)
................... 840,629 62,433,516
Arthur J Gallagher & Co. .................... 542,829 122,071,386
Assurant, Inc. ........................... 139,552 23,513,116
Assured Guaranty Ltd. ..................... 152,382 11,402,745
Axis Capital Holdings Ltd. ................... 212,536 11,768,118
Brighthouse Financial, Inc.
(a)
................. 158,065 8,364,800
Brown & Brown, Inc. ....................... 392,640 27,920,630
Chubb Ltd. ............................. 1,103,123 249,305,798
Cincinnati Financial Corp. ................... 416,796 43,121,714
CNA Financial Corp. ....................... 75,189 3,181,247
Everest Group Ltd. ........................ 101,111 35,750,827
Fidelity National Financial, Inc. ................ 666,682 34,014,116
First American Financial Corp. ................ 272,633 17,568,470
Globe Life, Inc. .......................... 238,443 29,023,282
Hanover Insurance Group, Inc. (The) ........... 97,317 11,816,230
Hartford Financial Services Group, Inc. (The) ...... 801,645 64,436,225
Kemper Corp. ........................... 166,042 8,081,264
Lincoln National Corp. ..................... 396,467 10,692,715
Loews Corp. ............................ 496,875 34,577,531
Markel Group, Inc.
(a)(b)
...................... 35,669 50,646,413
Marsh & McLennan Companies, Inc. ............ 267,597 50,701,604
MetLife, Inc. ............................ 1,720,319 113,764,695
Old Republic International Corp. ............... 712,764 20,955,262
Primerica, Inc. ........................... 33,852 6,965,387
Principal Financial Group, Inc. ................ 656,368 51,636,471
Progressive Corp. (The) .................... 398,527 63,477,381
Prudential Financial, Inc. .................... 985,967 102,254,638
Reinsurance Group of America, Inc. ............ 180,454 29,193,848
RenaissanceRe Holdings Ltd. ................ 101,242 19,843,432
RLI Corp. .............................. 85,776 11,418,501
Travelers Companies, Inc. (The) ............... 619,116 117,935,407
Unum Group ............................ 536,771 24,272,785

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Insurance (continued)
W R Berkley Corp. ........................ 542,726 $ 38,381,583
White Mountains Insurance Group Ltd.
(b)
......... 6,784 10,209,988
Willis Towers Watson PLC ................... 243,351 58,696,261
2,122,623,611
a
Interactive Media & Services  — 0.1%
IAC, Inc.
(a)(b)
............................ 204,273 10,699,820
Match Group, Inc.
(a)
....................... 74,075 2,703,737
TripAdvisor, Inc.
(a)(b)
....................... 291,786 6,282,153
ZoomInfo Technologies, Inc.
(a)
................ 394,475 7,293,843
26,979,553
a
IT Services  — 1.3%
Akamai Technologies, Inc.
(a)
.................. 405,458 47,985,954
Amdocs Ltd. ............................ 318,048 27,953,239
Cognizant Technology Solutions Corp., Class A ..... 1,379,507 104,194,164
DXC Technology Co.
(a)
..................... 555,530 12,704,971
GoDaddy , Inc., Class A
(a)
.................... 157,909 16,763,619
International Business Machines Corp. .......... 2,468,683 403,753,105
Kyndryl Holdings, Inc.
(a)
..................... 616,522 12,811,327
Okta , Inc., Class A
(a)(b)
...................... 388,277 35,150,717
Twilio , Inc., Class A
(a)
...................... 383,361 29,085,599
VeriSign, Inc.
(a)(b)
......................... 228,250 47,010,370
737,413,065
a
Leisure Products  — 0.1%
Brunswick Corp. ......................... 173,489 16,785,061
Hasbro, Inc. ............................ 354,191 18,084,992
Mattel, Inc.
(a)(b)
........................... 955,258 18,035,271
Polaris, Inc. ............................. 133,475 12,649,426
65,554,750
a
Life Sciences Tools & Services  — 1.7%
Agilent Technologies, Inc. ................... 148,377 20,628,854
Avantor , Inc.
(a)(b)
.......................... 1,831,627 41,816,045
Azenta , Inc.
(a)(b)
.......................... 161,814 10,540,564
Bio-Rad Laboratories, Inc., Class A
(a)
............ 55,837 18,029,209
Bio- Techne Corp. ......................... 23,889 1,843,275
Charles River Laboratories International, Inc.
(a)
..... 138,235 32,678,754
Danaher Corp. .......................... 1,788,196 413,681,263
Fortrea Holdings, Inc.
(a)(b)
.................... 238,498 8,323,580
ICON PLC
(a)
............................ 188,285 53,297,835
Illumina, Inc.
(a)
........................... 301,389 41,965,404
IQVIA Holdings, Inc.
(a)
...................... 36,074 8,346,802
Maravai LifeSciences Holdings, Inc., Class A
(a)(b)
.... 124,211 813,582
QIAGEN NV
(a)
........................... 620,551 26,950,530
Repligen Corp.
(a)(b)
........................ 84,504 15,193,819
Revvity , Inc. ............................ 336,620 36,795,932
Sotera Health Co.
(a)(b)
...................... 78,754 1,327,005
Thermo Fisher Scientific, Inc. ................. 402,498 213,641,914
945,874,367
a
Machinery  — 2.6%
AGCO Corp. ............................ 169,500 20,578,995
Allison Transmission Holdings, Inc. ............. 218,772 12,721,592
Caterpillar, Inc. .......................... 346,560 102,467,395
CNH Industrial N.V. ....................... 2,655,066 32,338,704
Crane Co. .............................. 131,244 15,505,166
Cummins, Inc. ........................... 385,036 92,243,074
Deere & Co. ............................ 46,806 18,716,315
Donaldson Co., Inc. ....................... 193,413 12,639,540
Dover Corp. ............................ 378,725 58,251,692
Esab Corp. ............................. 154,316 13,366,852
Flowserve Corp. ......................... 356,186 14,681,987
Fortive Corp.
(b)
........................... 960,230 70,701,735
Gates Industrial Corp. PLC
(a)
................. 305,032 4,093,529
Security Shares Value
a
Machinery (continued)
Graco , Inc. ............................. 267,865 $ 23,239,967
IDEX Corp. ............................. 188,623 40,951,940
Illinois Tool Works, Inc. ..................... 150,448 39,408,349
Ingersoll Rand, Inc. ....................... 1,098,969 84,994,262
ITT, Inc. ............................... 224,268 26,759,658
Lincoln Electric Holdings, Inc. ................ 9,658 2,100,229
Middleby Corp. (The)
(a)(b)
.................... 144,330 21,241,046
Nordson Corp. ........................... 155,239 41,007,934
Oshkosh Corp. .......................... 177,451 19,237,463
Otis Worldwide Corp. ...................... 1,056,372 94,513,603
PACCAR, Inc. ........................... 1,392,355 135,963,466
Parker-Hannifin Corp. ...................... 347,044 159,883,171
Pentair PLC ............................ 444,048 32,286,730
RBC Bearings, Inc.
(a)(b)
..................... 76,971 21,928,268
Snap-on, Inc. ........................... 141,278 40,806,738
Stanley Black & Decker, Inc. ................. 415,624 40,772,714
Timken Co. (The) ......................... 165,919 13,298,408
Westinghouse Air Brake Technologies Corp. ....... 484,092 61,431,275
Xylem, Inc. ............................. 567,261 64,871,968
1,433,003,765
a
Marine Transportation  — 0.0%
Kirby Corp.
(a)
............................ 159,758 12,537,808
a
Media  — 1.3%
Cable One, Inc. .......................... 13,982 7,782,241
Comcast Corp., Class A .................... 10,846,695 475,627,576
Fox Corp., Class A, NVS .................... 673,046 19,969,275
Fox Corp., Class B ........................ 367,640 10,165,246
Interpublic Group of Companies, Inc. (The) ....... 1,046,521 34,158,445
Liberty Broadband Corp., Class A
(a)(b)
............ 35,053 2,826,674
Liberty Media Corp.-Liberty SiriusXM , Series A
(a)(b)
... 199,361 5,729,635
Liberty Media Corp.-Liberty SiriusXM , Series C, NVS
(a)
420,656 12,106,480
New York Times Co. (The), Class A ............. 438,751 21,494,411
News Corp., Class A, NVS .................. 1,032,552 25,349,152
News Corp., Class B ...................... 321,300 8,263,836
Nexstar Media Group, Inc. ................... 59,529 9,331,171
Omnicom Group, Inc. ...................... 535,669 46,340,725
Paramount Global, Class A
(b)
................. 27,234 535,421
Paramount Global, Class B, NVS .............. 1,564,513 23,139,147
Sirius XM Holdings, Inc.
(b)
................... 1,775,075 9,709,660
712,529,095
a
Metals & Mining  — 1.1%
Alcoa Corp. ............................. 483,057 16,423,938
Cleveland-Cliffs, Inc.
(a)
..................... 1,351,982 27,607,472
Freeport-McMoRan, Inc. .................... 3,880,372 165,187,436
MP Materials Corp., Class A
(a)(b)
............... 279,200 5,542,120
Newmont Corp. .......................... 3,133,220 129,683,976
Nucor Corp. ............................ 674,918 117,462,729
Reliance Steel & Aluminum Co. ............... 156,694 43,824,178
Royal Gold, Inc. .......................... 177,896 21,518,300
SSR Mining, Inc.
(b)
........................ 551,313 5,932,128
Steel Dynamics, Inc. ....................... 423,480 50,012,988
United States Steel Corp. ................... 604,243 29,396,422
612,591,687
a
Mortgage Real Estate Investment Trusts (REITs)  — 0.1%
AGNC Investment Corp. .................... 1,763,568 17,300,602
Annaly Capital Management, Inc. .............. 1,344,829 26,049,338
Rithm Capital Corp. ....................... 1,314,456 14,038,390
Starwood Property Trust, Inc. ................. 801,697 16,851,671
74,240,001
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Multi-Utilities  — 1.3%
Ameren Corp. ........................... 711,052 $ 51,437,502
CenterPoint Energy, Inc. .................... 1,713,564 48,956,523
CMS Energy Corp. ........................ 792,014 45,992,253
Consolidated Edison, Inc. ................... 942,281 85,719,302
Dominion Energy, Inc. ...................... 2,270,431 106,710,257
DTE Energy Co. ......................... 559,410 61,680,547
NiSource, Inc. ........................... 1,124,678 29,860,201
Public Service Enterprise Group, Inc. ........... 1,350,459 82,580,568
Sempra ............................... 1,711,306 127,885,897
WEC Energy Group, Inc. .................... 856,881 72,123,674
712,946,724
a
Office REITs  — 0.2%
Alexandria Real Estate Equities, Inc. ............ 465,675 59,033,620
Boston Properties, Inc. ..................... 425,735 29,873,825
Cousins Properties, Inc. .................... 417,165 10,157,968
Highwoods Properties, Inc. .................. 279,300 6,412,728
Kilroy Realty Corp. ........................ 318,846 12,702,824
Net Lease Office Properties .................. 38,309 707,950
Vornado Realty Trust
(b)
..................... 483,012 13,645,089
132,534,004
a
Oil, Gas & Consumable Fuels  — 7.0%
Antero Midstream Corp. .................... 623,015 7,806,378
Antero Resources Corp.
(a)(b)
.................. 768,501 17,429,603
APA Corp. ............................. 94,928 3,406,017
Chesapeake Energy Corp. .................. 339,922 26,153,599
Chevron Corp. ........................... 4,675,006 697,323,895
ConocoPhillips .......................... 3,255,187 377,829,555
Coterra Energy, Inc. ....................... 2,026,762 51,722,966
Devon Energy Corp. ....................... 1,740,493 78,844,333
Diamondback Energy, Inc. ................... 484,353 75,113,463
DT Midstream, Inc. ........................ 264,617 14,501,012
EOG Resources, Inc. ...................... 1,596,571 193,105,262
EQT Corp. ............................. 978,625 37,833,642
Exxon Mobil Corp. ........................ 10,998,642 1,099,644,227
Hess Corp. ............................. 333,570 48,087,451
HF Sinclair Corp. ......................... 395,042 21,952,484
Kinder Morgan, Inc., Class P ................. 5,326,358 93,956,955
Marathon Oil Corp. ........................ 1,640,765 39,640,882
Marathon Petroleum Corp. .................. 1,030,801 152,929,636
Occidental Petroleum Corp. .................. 1,866,335 111,438,863
ONEOK, Inc. ............................ 1,492,964 104,835,932
Ovintiv , Inc. ............................. 388,297 17,054,004
Phillips 66 .............................. 1,209,100 160,979,574
Pioneer Natural Resources Co. ............... 632,195 142,168,012
Range Resources Corp. .................... 635,699 19,350,678
Southwestern Energy Co.
(a)
.................. 2,980,598 19,522,917
Valero Energy Corp. ....................... 921,982 119,857,660
Williams Companies, Inc. (The) ............... 3,307,414 115,197,230
3,847,686,230
a
Paper & Forest Products  — 0.0%
Louisiana-Pacific Corp. ..................... 176,403 12,494,624
a
Passenger Airlines  — 0.3%
Alaska Air Group, Inc.
(a)
..................... 340,428 13,300,522
American Airlines Group, Inc.
(a)
................ 1,109,492 15,244,420
Delta Air Lines, Inc. ....................... 1,653,608 66,524,650
Southwest Airlines Co. ..................... 1,613,891 46,609,172
United Airlines Holdings, Inc.
(a)
................ 890,549 36,744,052
178,422,816
a
Personal Care Products  — 0.3%
Coty, Inc., Class A
(a)(b)
...................... 1,027,588 12,762,643
Estee Lauder Companies, Inc. (The), Class A ...... 427,748 62,558,145
Security Shares Value
a
Personal Care Products (continued)
Kenvue , Inc. ............................ 3,114,556 $ 67,056,390
Olaplex Holdings, Inc.
(a)(b)
................... 349,644 888,096
143,265,274
a
Pharmaceuticals  — 4.5%
Bristol-Myers Squibb Co. .................... 5,531,784 283,835,837
Catalent , Inc.
(a)
.......................... 487,509 21,903,779
Elanco Animal Health, Inc.
(a)(b)
................ 1,341,262 19,984,804
Jazz Pharmaceuticals PLC
(a)
................. 80,532 9,905,436
Johnson & Johnson ....................... 6,547,957 1,026,326,780
Merck & Co., Inc. ......................... 5,631,422 613,937,626
Organon & Co. .......................... 694,756 10,018,382
Perrigo Co. PLC ......................... 367,515 11,826,633
Pfizer, Inc. ............................. 15,351,751 441,976,911
Royalty Pharma PLC, Class A ................ 1,010,542 28,386,125
Viatris , Inc. ............................. 3,247,537 35,170,826
2,503,273,139
a
Professional Services  — 0.7%
Automatic Data Processing, Inc. ............... 159,553 37,171,062
Broadridge Financial Solutions, Inc. ............ 52,750 10,853,313
CACI International, Inc., Class A
(a)
............. 59,856 19,384,964
Ceridian HCM Holding, Inc.
(a)(b)
................ 368,014 24,701,100
Clarivate PLC
(a)(b)
......................... 1,288,606 11,932,492
Concentrix Corp. ......................... 120,408 11,825,270
Dun & Bradstreet Holdings, Inc. ............... 744,871 8,714,991
Equifax, Inc.
(b)
........................... 101,807 25,175,853
FTI Consulting, Inc.
(a)
...................... 73,869 14,711,011
Genpact Ltd. ............................ 360,738 12,521,216
Jacobs Solutions, Inc. ...................... 341,097 44,274,391
KBR, Inc. .............................. 230,427 12,767,960
Leidos Holdings, Inc. ...................... 370,551 40,108,440
ManpowerGroup , Inc. ...................... 133,454 10,605,589
Paycor HCM, Inc.
(a)(b)
...................... 95,175 2,054,828
Robert Half, Inc.
(b)
........................ 280,306 24,644,504
Science Applications International Corp. ......... 142,992 17,776,765
SS&C Technologies Holdings, Inc. ............. 590,959 36,113,504
TransUnion
(b)
............................ 524,546 36,041,556
401,378,809
a
Real Estate Management & Development  — 0.4%
CBRE Group, Inc., Class A
(a)(b)
................ 824,822 76,782,680
CoStar Group, Inc.
(a)
....................... 625,702 54,680,098
Howard Hughes Holdings, Inc.
(a)(b)
.............. 93,227 7,975,570
Jones Lang LaSalle, Inc.
(a)(b)
.................. 128,568 24,282,638
Zillow Group, Inc., Class A
(a)(b)
................ 149,814 8,497,450
Zillow Group, Inc., Class C, NVS
(a)(b)
............ 419,249 24,257,747
196,476,183
a
Residential REITs  — 0.8%
American Homes 4 Rent, Class A .............. 903,851 32,502,482
Apartment Income REIT Corp. ................ 406,926 14,132,540
AvalonBay Communities, Inc. ................ 384,819 72,045,813
Camden Property Trust ..................... 282,226 28,022,220
Equity LifeStyle Properties, Inc. ............... 324,440 22,885,998
Equity Residential ........................ 1,012,803 61,943,031
Essex Property Trust, Inc. ................... 173,310 42,970,481
Invitation Homes, Inc. ...................... 1,659,435 56,603,328
Mid-America Apartment Communities, Inc., Class A .. 316,245 42,522,303
Sun Communities, Inc. ..................... 261,435 34,940,788
UDR, Inc. .............................. 840,804 32,194,385
440,763,369
a
Retail REITs  — 0.7%
Agree Realty Corp. ....................... 270,513 17,028,793
Brixmor Property Group, Inc. ................. 812,961 18,917,602

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 Value ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Retail REITs (continued)
Federal Realty Investment Trust ............... 219,353 $ 22,604,327
Kimco Realty Corp. ....................... 1,781,591 37,965,704
NNN REIT, Inc. .......................... 492,065 21,208,002
Realty Income Corp. ....................... 1,967,314 112,963,170
Regency Centers Corp. .................... 491,378 32,922,326
Simon Property Group, Inc. .................. 689,077 98,289,943
Spirit Realty Capital, Inc. .................... 383,663 16,762,237
378,662,104
a
Semiconductors & Semiconductor Equipment  — 4.1%
Advanced Micro Devices, Inc.
(a)
............... 1,876,997 276,688,128
Analog Devices, Inc. ....................... 1,352,986 268,648,900
Applied Materials, Inc. ..................... 351,875 57,028,381
Cirrus Logic, Inc.
(a)
........................ 151,082 12,568,512
Entegris , Inc.
(b)
.......................... 384,277 46,044,070
First Solar, Inc.
(a)
......................... 288,927 49,776,344
GlobalFoundries , Inc.
(a)(b)
.................... 214,280 12,985,368
Intel Corp. ............................. 11,464,891 576,110,773
Lam Research Corp. ...................... 18,947 14,840,427
Marvell Technology, Inc. .................... 2,320,860 139,971,067
Microchip Technology, Inc. ................... 419,193 37,802,825
Micron Technology, Inc. ..................... 2,969,195 253,391,101
MKS Instruments, Inc. ..................... 180,189 18,536,042
ON Semiconductor Corp.
(a)
.................. 1,170,873 97,803,022
Qorvo , Inc.
(a)
............................ 266,581 30,019,686
QUALCOMM, Inc. ........................ 387,982 56,113,837
Skyworks Solutions, Inc. .................... 431,353 48,492,704
Teradyne, Inc.
(b)
.......................... 69,877 7,583,052
Texas Instruments, Inc. ..................... 1,460,051 248,880,293
Universal Display Corp. .................... 69,835 13,356,642
Wolfspeed , Inc.
(a)(b)
........................ 336,287 14,631,847
2,281,273,021
a
Software  — 1.6%
ANSYS, Inc.
(a)
........................... 41,412 15,027,586
AppLovin Corp., Class A
(a)(b)
.................. 424,032 16,897,675
Aspen Technology, Inc.
(a)
.................... 74,526 16,406,899
Bentley Systems, Inc., Class B
(b)
............... 37,720 1,968,230
BILL Holdings, Inc.
(a)(b)
...................... 278,822 22,749,087
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
........ 557,668 6,351,838
Dolby Laboratories, Inc., Class A .............. 161,087 13,882,478
Dropbox, Inc., Class A
(a)
.................... 78,073 2,301,592
Gen Digital, Inc. .......................... 1,267,878 28,932,976
Guidewire Software, Inc.
(a)(b)
.................. 221,635 24,167,080
HashiCorp , Inc., Class A
(a)
................... 86,923 2,054,860
Informatica , Inc., Class A
(a)(b)
................. 105,156 2,985,379
nCino , Inc.
(a)(b)
........................... 176,365 5,931,155
NCR Voyix Corp.
(a)(b)
....................... 349,737 5,914,053
Nutanix , Inc., Class A
(a)(b)
.................... 497,825 23,741,274
Oracle Corp. ............................ 2,468,909 260,297,076
PTC, Inc.
(a)
............................. 148,202 25,929,422
Roper Technologies, Inc. .................... 287,093 156,514,491
Salesforce, Inc.
(a)
......................... 632,622 166,468,153
SentinelOne , Inc., Class A
(a)
.................. 552,264 15,154,124
Tyler Technologies, Inc.
(a)
................... 27,784 11,617,046
UiPath , Inc., Class A
(a)(b)
.................... 242,933 6,034,456
Unity Software, Inc.
(a)(b)
..................... 481,639 19,694,219
Zoom Video Communications, Inc., Class A
(a)
...... 690,498 49,653,711
900,674,860
a
Specialized REITs  — 1.5%
Crown Castle, Inc. ........................ 1,050,561 121,014,122
CubeSmart ............................. 606,203 28,097,509
Digital Realty Trust, Inc. .................... 820,249 110,389,110
EPR Properties .......................... 204,175 9,892,279
Security Shares Value
a
Specialized REITs (continued)
Equinix , Inc. ............................ 126,286 $ 101,709,482
Extra Space Storage, Inc. ................... 567,856 91,044,352
Gaming and Leisure Properties, Inc. ............ 694,172 34,257,388
Iron Mountain, Inc. ........................ 396,640 27,756,867
Lamar Advertising Co., Class A
(b)
.............. 53,419 5,677,371
National Storage Affiliates Trust ............... 220,421 9,140,859
Public Storage ........................... 178,296 54,380,280
Rayonier, Inc. ........................... 400,973 13,396,508
SBA Communications Corp., Class A ............ 262,140 66,502,297
VICI Properties, Inc. ....................... 2,808,252 89,527,074
Weyerhaeuser Co. ........................ 1,988,620 69,144,317
831,929,815
a
Specialty Retail  — 0.7%
Advance Auto Parts, Inc. .................... 160,671 9,805,751
AutoNation, Inc.
(a)(b)
....................... 77,067 11,573,922
AutoZone, Inc.
(a)
......................... 7,932 20,509,059
Bath & Body Works, Inc. .................... 621,277 26,814,315
Best Buy Co., Inc. ........................ 457,040 35,777,091
CarMax, Inc.
(a)(b)
.......................... 405,722 31,135,106
Dick's Sporting Goods, Inc. .................. 151,025 22,193,124
GameStop Corp., Class A
(a)(b)
................. 727,975 12,761,402
Gap, Inc. (The) .......................... 532,106 11,126,337
Lithia Motors, Inc. ........................ 73,372 24,159,932
Lowe's Companies, Inc. .................... 418,935 93,233,984
Murphy USA, Inc. ........................ 2,736 975,548
O'Reilly Automotive, Inc.
(a)
................... 24,404 23,185,752
Penske Automotive Group, Inc.
(b)
.............. 53,079 8,519,710
Petco Health & Wellness Co., Inc., Class A
(a)(b)
..... 238,277 752,955
RH
(a)(b)
................................ 35,479 10,341,419
Ross Stores, Inc. ......................... 61,963 8,575,060
Valvoline, Inc.
(a)
.......................... 278,784 10,476,703
Victoria's Secret & Co.
(a)(b)
................... 116,215 3,084,346
Wayfair, Inc., Class A
(a)(b)
.................... 144,413 8,910,282
Williams-Sonoma, Inc. ..................... 151,261 30,521,445
404,433,243
a
Technology Hardware, Storage & Peripherals  — 0.4%
Hewlett Packard Enterprise Co. ............... 3,476,561 59,032,006
HP, Inc. ............................... 1,867,617 56,196,596
NetApp, Inc. ............................ 345,470 30,456,635
Pure Storage, Inc., Class A
(a)
................. 170,528 6,081,028
Western Digital Corp.
(a)
..................... 880,396 46,106,338
197,872,603
a
Textiles, Apparel & Luxury Goods  — 0.5%
Birkenstock Holding PLC
(a)(b)
................. 57,972 2,824,975
Capri Holdings Ltd.
(a)
...................... 306,320 15,389,517
Carter's, Inc. ............................ 97,549 7,305,445
Columbia Sportswear Co. ................... 95,816 7,621,205
Nike, Inc., Class B ........................ 1,508,783 163,808,570
PVH Corp. ............................. 163,988 20,026,214
Ralph Lauren Corp., Class A ................. 109,328 15,765,098
Skechers USA, Inc., Class A
(a)
................ 335,199 20,896,306
Tapestry, Inc. ............................ 585,214 21,541,727
Under Armour , Inc., Class A
(a)
................. 508,695 4,471,429
Under Armour , Inc., Class C
(a)(b)
............... 548,871 4,583,073
VF Corp. .............................. 949,485 17,850,318
302,083,877
a
Tobacco  — 1.1%
Altria Group, Inc. ......................... 4,852,679 195,757,071
Philip Morris International, Inc. ................ 4,216,387 396,677,689
592,434,760
a

iShares
®
Russell 1000 Value ETF
Schedule of Investments
(unaudited) (continued)
December 31, 2023
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Trading Companies & Distributors  — 0.6%
Air Lease Corp., Class A .................... 283,025 $ 11,870,069
Core & Main, Inc., Class A
(a)(b)
................ 365,702 14,778,018
Fastenal Co. ............................ 388,885 25,188,081
Ferguson PLC ........................... 524,592 101,282,977
MSC Industrial Direct Co., Inc., Class A .......... 128,081 12,969,482
SiteOne Landscape Supply, Inc.
(a)(b)
............. 82,094 13,340,275
United Rentals, Inc. ....................... 146,052 83,749,138
Watsco , Inc. ............................ 67,529 28,934,151
WESCO International, Inc. ................... 120,001 20,865,774
312,977,965
a
Water Utilities  — 0.2%
American Water Works Co., Inc. ............... 529,100 69,835,909
Essential Utilities, Inc. ...................... 662,805 24,755,767
94,591,676
a
Wireless Telecommunication Services  — 0.4%
GCI Liberty, Inc., Class A
(a)(d)
................. 250,091 —
T-Mobile U.S., Inc. ........................ 1,422,205 228,022,130
228,022,130
a
Total Common Stocks — 99.7%
(Cost: $49,462,624,744) .............................. 54,893,135,742
Security Shares Value
a
Rights
Office REITs  — 0.0%
Net Lease Office Properties, (Expires 01/31/24) .... 38,393 $ 10,443
a
Total Rights — 0.0%
(Cost: $–) ........................................ 10,443
Total Long-Term Investments — 99.7%
(Cost: $49,462,624,744) .............................. 54,893,146,185
a
Short-Term Securities
Money Market Funds  —  1.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.54%
(c)(e)(f)
...................... 668,155,790 668,556,683
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.33%
(c)(e)
............................ 94,374,446 94,374,446
a
Total Short-Term Securities — 1.4%
(Cost: $762,357,195) ................................ 762,931,129
Total Investments — 101.1%
(Cost: $50,224,981,939) .............................. 55,656,077,314
Liabilities in Excess of Other Assets — (1.1)% ............... (588,412,537)
Net Assets — 100.0% ................................. $ 55,067,664,777
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/23
  Shares Held
at 12/31/23 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 697,020,816  $ —  $ (28,663,424)
(a)
$ 69,451  $ 129,840  $ 668,556,683  668,155,790  $ 7,371,850
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 75,727,321  18,647,125
(a)
—  —  —  94,374,446  94,374,446  3,330,583  —
BlackRock, Inc. .. 272,483,730  63,074,575  (64,661,776) 3,441,618  53,505,659  327,843,806  403,848  5,913,820  —
$ 3,511,069  $ 53,635,499
$ 1,090,774,935
$ 16,616,253  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2023
iShares
®
Russell 1000 Value ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 1000 Value Index ........................................................... 1,997  03/15/24 $ 164,044  $ 5,565,928
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 54,892,819,144  $ 316,598  $ —  $ 54,893,135,742
Rights ................................................ —  10,443  —  10,443
Short-Term Securities
Money Market Funds ...................................... 762,931,129  —  —  762,931,129
$ 55,655,750,273  $ 327,041  $ —  $ 55,656,077,314
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 5,565,928  $ —  $ —  $ 5,565,928
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust